Result from insurance activities, before expenses - Summary of result from insurance activities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Effect of Insurance Contracts Recognised [Line Items]
CSM recognized for services rendered	S/ 80,778	S/ 70,761
Change in risk adjustment for non-financial risk	(119)	2,748
Insurance service expenses and expected claims incurred	404,889	385,398
Recovery of cash for insurance acquisition	10,375	3,358
Premiums assigned to the period	224,713	214,910
Insurance revenue, amounts relating to changes in liability for remaining coverage	720,636	677,175
Claims incurred expenses and other expenses	(1,022,291)	(1,025,274)
Onerous contract losses and loss reversion	12,547	(162,882)
Amortization of insurance acquisition cash flows	(127,009)	(118,287)
Changes to liabilities for incurred claims	483,179	582,571
Increase decrease through changes to liabilities for incurred claims contracts liability asset	(653,574)	(723,872)
Insurance service results	67,062	(46,697)
Reinsurance income	(6,889)	(16,417)
Financial result of insurance operations (b)	(573,167)	(503,387)
Result from insurance activities	(512,994)	(566,501)
General insurance [Member]
Disclosure of Effect of Insurance Contracts Recognised [Line Items]
CSM recognized for services rendered	49,191	43,496
Change in risk adjustment for non-financial risk	1,476	1,562
Insurance service expenses and expected claims incurred	69,145	76,567
Recovery of cash for insurance acquisition	3,489	1,159
Premiums assigned to the period	220,616	208,446
Insurance revenue, amounts relating to changes in liability for remaining coverage	343,917	331,230
Claims incurred expenses and other expenses	(108,805)	(118,621)
Onerous contract losses and loss reversion	38,101	5,872
Amortization of insurance acquisition cash flows	(120,123)	(116,088)
Changes to liabilities for incurred claims	(58,030)	11,757
Increase decrease through changes to liabilities for incurred claims contracts liability asset	(248,857)	(217,080)
Insurance service results	95,060	114,150
Reinsurance income	0	0
Financial result of insurance operations (b)	0	0
Result from insurance activities	95,060	114,150
Pension contract [member]
Disclosure of Effect of Insurance Contracts Recognised [Line Items]
CSM recognized for services rendered	3,609	1,945
Change in risk adjustment for non-financial risk	255	(828)
Insurance service expenses and expected claims incurred	273,396	266,433
Recovery of cash for insurance acquisition	273	121
Premiums assigned to the period	0	0
Insurance revenue, amounts relating to changes in liability for remaining coverage	277,533	267,671
Claims incurred expenses and other expenses	(798,733)	(813,703)
Onerous contract losses and loss reversion	(37,190)	(174,608)
Amortization of insurance acquisition cash flows	(273)	(121)
Changes to liabilities for incurred claims	477,027	521,781
Increase decrease through changes to liabilities for incurred claims contracts liability asset	(359,169)	(466,651)
Insurance service results	(81,636)	(198,980)
Reinsurance income	0	0
Financial result of insurance operations (b)	(542,361)	(522,725)
Result from insurance activities	(623,997)	(721,705)
Life insurance contracts [member]
Disclosure of Effect of Insurance Contracts Recognised [Line Items]
CSM recognized for services rendered	27,978	25,320
Change in risk adjustment for non-financial risk	(1,850)	2,014
Insurance service expenses and expected claims incurred	62,348	42,398
Recovery of cash for insurance acquisition	6,613	2,078
Premiums assigned to the period	4,097	6,464
Insurance revenue, amounts relating to changes in liability for remaining coverage	99,186	78,274
Claims incurred expenses and other expenses	(114,753)	(92,950)
Onerous contract losses and loss reversion	11,636	5,854
Amortization of insurance acquisition cash flows	(6,613)	(2,078)
Changes to liabilities for incurred claims	64,182	49,033
Increase decrease through changes to liabilities for incurred claims contracts liability asset	(45,548)	(40,141)
Insurance service results	53,638	38,133
Reinsurance income	0	0
Financial result of insurance operations (b)	(30,806)	19,338
Result from insurance activities	S/ 22,832	S/ 57,471